Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of maturity analysis for derivative financial liabilities [Table Text Block]

	Within one	Between one
	year	and five	More than
		years	five years
Trade payables and accrued liabilities	$312,981	$-	$-

Disclosure of financial assets [Table Text Block]
	December 31,	December 31,
	2018	2017
	$	$
Amortized cost:
Cash and cash equivalents	405,849	4,066,588
Loans and receivables:
Interest receivable	543	5,210
Reclamation deposits	232,000	187,900
Fair value through profit or loss:
Marketable securities	2,683,560	-
	3,321,952	4,259,698

Disclosure of financial liabilities [Table Text Block]
	December 31,	December 31,
	2018	2017
	$	$
Amortized cost:
Trade payables	229,422	134,982

Disclosure of fair value measurement of assets [Table Text Block]
	As at December 31, 2018
	Level 1	Level 2	Level 3
Cash	$405,849	$-	$-
Marketable securities	$2,683,560	$-	$-

Total	$3,089,409	$-	$-

	As at December 31, 2017
	Level 1	Level 2	Level 3
Cash	$4,066,588	$-	$-